Income Taxes (Tables)	12 Months Ended
Sep. 30, 2013
Income Taxes
Schedule of income before provision for income taxes

	2013	2012	2011
United States	$(34,072)	$76,096	$(80,927)
Foreign	173,906	158,687	124,615

	$139,834	$234,783	$43,688

Schedule of provision for income taxes

	2013	2012	2011
Federal
Current	$(3,017)	$32,287	$3,712
Deferred	6,445	(15,315)	(29,177)
State
Current	1,869	5,261	3,637
Deferred	(4,106)	(2,275)	(3,490)
Foreign
Current	40,027	44,773	34,574
Deferred	(832)	533	1,733

Total provision	$40,386	$65,264	$10,989

Schedule of reconciliation of income tax expense computed using statutory Federal income tax rate to actual income tax expense and effective income tax rate

	2013		2012		2011
	Amount	Percent of pretax income	Amount	Percent of pretax income	Amount	Percent of pretax income
Income tax expense at statutory rate	$48,942	35.0%	$82,174	35.0%	$15,291	35.0%
State income taxes, net of federal income tax benefit	(2,237)	(1.6%)	1,566	0.6%	(1,125)	(2.6%)
Change in valuation allowance	(1,259)	(0.9%)	(539)	(0.1%)	786	1.8%
Effect of international operations, including foreign export benefit and earnings indefinitely reinvested	(5,645)	(4.0%)	(8,476)	(3.6%)	(3,625)	(8.3%)
Domestic manufacturing deduction	(481)	(0.3%)	(1,918)	(0.8%)	(1,874)	(4.3%)
Transaction costs	—	0.0%	—	0.0%	1,164	2.7%
Tax benefit attributable to Le Naturiste sale	—	0.0%	(7,792)	(3.3%)	—	0.0%
Other	1,066	0.8%	249	0.0%	372	0.8%

	$40,386	28.9%	$65,264	27.8%	$10,989	25.1%

Schedule of components of deferred tax assets and liabilities

	2013	2012
Deferred tax assets:
Inventory reserves and UNICAP	$10,543	$7,652
Accrued expenses and reserves not currently deductible	20,789	18,860
Other comprehensive income	13,282	13,522
Foreign and state tax credits	113,766	88,296
Foreign net operating losses	11,863	13,660
Valuation allowance	(14,116)	(14,867)

Total deferred income tax assets, net of valuation allowance	156,127	127,123

Deferred tax liabilities:
Depreciation	(52,557)	(45,515)
Intangibles	(707,679)	(696,814)
Undistributed foreign earnings	(119,887)	(84,958)

Total deferred income tax liabilities	(880,123)	(827,287)

Total net deferred income tax liabilities	(723,996)	(700,164)
Less current deferred income tax assets	(27,423)	(26,242)

Long-term deferred income tax liabilities	$(751,419)	$(726,406)

Summary of foreign net operating losses, foreign tax credit and New York State (NYS) investment tax credit carryforwards

	2013	2012
Foreign net operating losses	$30,798	$32,469
Foreign tax credit	109,959	84,810
NYS investment tax credit carryforwards	3,807	3,486

Summary of valuation allowances

	2013	2012
NYS investment tax credit carryforwards	$3,807	$3,486
Foreign loss carryforwards	10,309	11,381

Schedule of change in the valuation allowance

	2013	2012	2011
Beginning balance	$(14,867)	$(15,404)	$(14,618)
NYS investment tax credit carryforwards (generated) /utilized	(321)	(694)	319
Foreign net operating losses utilized/(generated)	1,580	1,231	(1,105)
Foreign net operating losses acquired	(508)	—	—

Balance at September 30	$(14,116)	$(14,867)	$(15,404)

Summary of activity related to gross unrecognized tax benefits

The following table summarizes the activity related to gross unrecognized tax benefits from October 1, 2011 to September 30, 2013:

	2013	2012	2011
Beginning balance	$12,888	$10,687	$9,210
Increases related to prior year tax positions	1,512	2,201	2,207
Decreases related to settlements with taxing authorities	(249)	—	—
Decreases related to lapsing of statute of limitations	(516)	—	(730)

Balance as of September 30	$13,635	$12,888	$10,687